SHORT-TERM PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) ₫ in Millions	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)
SHORT-TERM PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS
Cash collateral and other deposits	₫ 1,245,806	$ 51,194,000	₫ 504,120
Valued added tax deductible	7,829,343	321,731,785	6,529,776
Import tax to be refunded	1,281,331	52,653,832	592,559
Other receivables	284,540	11,692,624	9,245
Other prepaid expenses and other assets	844,098	34,686,583	370,403
TOTAL	₫ 11,485,118	$ 471,958,825	₫ 8,006,103	[1]

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).